Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow and Other Information Related To Leases - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$ 323,292	$ 206,944
Weighted average remaining lease term (in years):	5 years 11 months 26 days	6 years 7 days
Weighted average discount rate:	12.50%	12.50%